UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

NETLease Corporate Real Estate ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCK - 99.7%
	Finance and Insurance - 28.3% ♦
14,705	Realty Income Corporation	$1,030,526
13,156	Spirit Realty Capital, Inc.	561,235
31,320	STORE Capital Corporation	1,071,770
13,764	W.P. Carey, Inc.	1,142,550
		3,806,081
	Real Estate and Rental and Leasing - 71.4% ♦
7,737	Agree Realty Corporation	517,992
6,916	EPR Properties	540,140
27,143	Essential Properties Realty Trust, Inc.	577,060
8,136	Four Corners Property Trust, Inc.	233,991
12,228	Gaming and Leisure Properties, Inc.	482,884
15,435	Getty Realty Corporation	477,868
22,058	Gladston Commercial Corporation	464,762
28,504	Global Net Lease, Inc.	524,759
16,257	Industrial Logistics Properties Trust	306,607
6,433	Innovative Industrial Properties, Inc.	540,565
54,747	Lexington Realty Trust	502,030
9,808	MGM Growth Properties LLC - Class A	301,596
13,157	Monmouth Real Estate Investment Corporation	183,409
19,518	National Retail Properties, Inc.	1,044,799
13,278	One Liberty Properties, Inc.	378,954
5,928	Safehold, Inc.	161,775
31,318	Spirit MTA REIT	220,166
18,382	STAG Industrial, Inc.	536,387
127,624	VEREIT, Inc.	1,133,300
20,880	VICI Properties, Inc.	463,118
		9,592,162
	TOTAL COMMON STOCK (Cost $13,197,277)	13,398,243

	SHORT-TERM INVESTMENTS - 0.3%
38,722	First American Government Obligations Fund - Class X, 2.32%*	38,722
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,722)	38,722
	TOTAL INVESTMENTS - 100.0% (Cost $13,235,999)	13,436,965
	Other Assets in Excess of Liabilities - 0.0% +	3,958
	NET ASSETS - 100.0%	$13,440,923

Percentages are stated as a percent of net assets.
♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of May 31, 2019.
+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stock	$13,398,243	$-	$-	$13,398,243
Short-Term Investments	38,722	-	-	38,722
Total Investments in Securities	$13,436,965	$-	$-	$13,436,965
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date       July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date       July 18, 2019

By (Signature and Title)*     /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date       July 18, 2019

* Print the name and title of each signing officer under his or her signature.